Related Party Transactions (Details) - USD ($)										1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 11, 2024	Feb. 12, 2024	Dec. 29, 2023	Oct. 04, 2023	Jun. 30, 2023	May 15, 2023	Nov. 01, 2022	Jul. 11, 2022	Nov. 30, 2021	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Nov. 30, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Line Items]
Aggregate shares (in Shares)																		35,000
Aggregate purchase price
Sponsor shares (in Shares)		1,932,000
Shares subject to forfeiture (in Shares)																		32,200
Share holders, percentage										22.00%			22.00%
Gross settlement	$ 295,000															$ 295,000
Legal fees	88,500
Administrative service fees														36,000		105,600		$ 2,400
Administrative service fees paid														36,000		108,000
Related Party [Member]
Related Party Transactions [Line Items]
Promissory outstanding										$ 557,781				$ 557,781		557,781		557,781	$ 670,780
Net lawsuit settlement amount	$ 206,500
Promissory Note — Related Party [Member]
Related Party Transactions [Line Items]
Unsecured promissory note				$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000
Founder Shares [Member]
Related Party Transactions [Line Items]
Aggregate shares (in Shares)										32,200	1,932,000	2,875,000
Shares returned (in Shares)											943,000	2,875,000
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Sponsor shares (in Shares)										1,964,200			1,964,200
Chief Executive Officer [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Principal amount									$ 1,500,000				$ 1,500,000
Administrative Service Agreement [Member]
Related Party Transactions [Line Items]
Expenses per month																$ 12,000			$ 12,000
Expenses incurred and paid																		$ 2,400
Minimum [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Aggregate shares (in Shares)											943,000	2,875,000
Maximum [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Aggregate shares (in Shares)											1,932,000	2,875,000
Common Stock [Member]
Related Party Transactions [Line Items]
Aggregate shares (in Shares)																9,357,000
Common Stock [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Founder shares were forfeited (in Shares)		32,200
Common Stock [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Aggregate shares (in Shares)													5,750,000
Aggregate purchase price													$ 25,000
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Aggregate shares (in Shares)			800,000
Number of units issued (in Shares)		115,000	800,000													800,000		800,000
Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Shares subject to forfeiture (in Shares)													32,200
Founder shares were forfeited (in Shares)										32,200